Investment Risks - CCM Community Impact Bond Fund	Oct. 01, 2026
Fixed Income Risk
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Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Interest Rate Risk [Member]
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Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s share price. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Interest rates in the United States and many other countries have experienced significant fluctuations in recent periods and may continue to fluctuate in the future. Additionally, rapid or significant changes in interest rates may cause reserves held by banks and other financial institutions in bonds and other debt securities to face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Prepayment Risk [Member]
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Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security, and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

CRA-Qualifying Investments Strategy Risk
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CRA-Qualifying Investments Strategy Risk: The Advisor believes that at least 51% of the Fund’s investments will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA consideration for an investment in the Fund. The Advisor will consider the Fund’s goal of qualifying for CRA consideration when determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Asset-Backed Securities Risk
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Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, installment contracts, credit card receivables, commercial or consumer loans, or receivables and other financial assets which may also include solar and consumer loans. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. Government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Certificates of Deposit
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Certificates of Deposit: Certificates of Deposit (“CDs”) are promissory notes by banks and other financial institutions for fixed periods of time at fixed rates of interest. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a broader statewide or regional area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the broader statewide or regional area to be CRA-qualified.

Corporate Debt Securities Risk
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Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Counterparty Risk
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Risk [Text Block]	Counterparty Risk: Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.
Credit Risk [Member]
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Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk
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Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Impact Investing Risk
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Impact Investing Risk: The Fund intends to invest in bonds in which the Advisor has a high degree of confidence that the use of, or intent of, proceeds will generate positive societal outcomes aligned with one or more Impact Themes or that the issuing entity supports one or more of our Impact Themes. There is a risk that information used by the Advisor to evaluate environmental and/or social factors may not be readily available, complete, or accurate, which could negatively impact the Advisor’s ability to evaluate such factors. The Advisor relies on various sources of information to evaluate an opportunity, including information that may be based on assumptions and estimates. To the extent that the Advisor references information from third-party data providers in conducting its proprietary analysis, such information may be incomplete, inaccurate or unavailable. Neither the Fund nor the Advisor can offer assurances that the Advisor’s investment process or sources of information will provide an accurate assessment of the Fund’s investments. The Advisor may select or exclude bonds of issuers in certain industries, sectors or regions for reasons other than the issuer’s investment performance. Therefore, the Fund’s impact investment strategy could cause it to perform differently compared to funds that do not have such a strategy. Investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Investment-Grade Debt Securities Risk
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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk
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Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains and may also increase transaction costs. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Manager Risk
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Risk [Text Block]	Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk
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Market Risk: All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value. Natural disasters, public health emergencies (including epidemics and pandemics), geopolitical events, terrorism, trade policy changes and other global unforeseeable events may lead to instability in world economies and markets, market volatility and may have adverse long-term effects.

Mortgage-Backed Securities Risk
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Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund’s mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.

Municipal Securities Risk
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Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Regulatory Risk
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Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On February 1, 2024, the federal bank supervisory agencies published a final rule in the Federal Register which substantially revised the CRA regulations (the “2023 Final Rule”). The 2023 Final Rule was challenged by banking associations and others on February 5, 2024 in the U.S. District Court for the Northern District of Texas, and the District Court granted an injunction on March 29, 2024 to stay implementation of the Proposed Rule. Due to the regulatory uncertainty, on July 16, 2025, the Federal Reserve Board (the “FRB”), the Federal Deposit Insurance Company (the “FDIC”) and the Office of the Comptroller of the Currency (the “OCC” and collectively, with the FRB and the FDIC, the “Examiners”) issued a joint-notice of proposed rulemaking to rescind the 2023 Final Rule and reinstate the CRA regulations effective as of March 29, 2024, which are based primarily on the CRA regulations adopted in 1995, with certain conforming and technical amendments (the “Current Regulations”). The comment period for that proposal closed on August 18, 2025. Following consideration of the comments received, the OCC and the FDIC decided not to finalize the 2025 rescission proposal and instead issued a new joint notice of proposed rulemaking, published in the Federal Register on August 12, 2026, that would make substantive, technical and procedural changes to their respective CRA regulations. The FRB did not join that proposal, and any decisions concerning the FRB’s next steps with respect to the 2025 rescission proposal remains with the members of the FRB. On July 1, 2026, the OCC and FDIC moved to dismiss their appeal of the District Court’s preliminary injunction, and the U.S. Court of Appeals for the Fifth Circuit dismissed their portion of the appeal on July 9, 2026. As of the date of this Prospectus, the 2023 Final Rule remains enjoined, the Examiners continue to apply the Current Regulations, and the OCC and FDIC’s August 2026 proposal has not been finalized. It is not known what other changes, if any, will be made to the CRA regulations or how any possible changes may impact the Fund.

CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities receiving CRA consideration may result in reduced yields or returns to the Fund.

U.S. Government Securities Risk
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U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, uncertainty regarding the status of the statutory debt ceiling could increase the risk that the U.S. Government may default on payments of certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various types of debt instruments, which may adversely affect the Fund.

Risk Lose Money [Member]
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Risk [Text Block]	Investors could lose some or all of their investment.